General (Details) shares in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) carrier shares	Feb. 28, 2017 USD ($)
Term facility | Revolving Credit Facility
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	$ 100,000,000.0
Seal SPV loans | Variable Interest Entity, Primary Beneficiary | Long-term Debt
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	98,900,000
2017 convertible bonds | Convertible Debt
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	402,500,000	$ 402,500,000
Golar Tundra facility | Variable Interest Entity, Primary Beneficiary | Short-term Debt
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $	$ 101,100,000
HYGO merger agreement | New Fortress Energy (NFE)
Property, Plant and Equipment [Line Items]
Shares owned (in shares) | shares	18.6
LNG carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	9
Floating storage regasification units | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
FLNG | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	3
FLNG under conversion | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1
FLNG earmarked for conversion | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated	1